Pension and Other Employee Obligations - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of defined benefit plans [line items]
Net amount recognized relating to defined benefit plan	$ 12,378	$ 11,293
Maximum limit of lump-sum gratuity payment	26	13	$ 31	$ 15
Past service cost			$ 538
Amount of fund assets invested	1,146	1,259
Expected contributions for the year ending March 31, 2018	2,204
Life Insurance Corporation of India [member]
Disclosure of defined benefit plans [line items]
Amount of fund assets invested	4	4
Aviva Life Insurance Company Private Limited [member]
Disclosure of defined benefit plans [line items]
Amount of fund assets invested	$ 1,142	1,255
Unquoted government securities [member] | Life Insurance Corporation of India [member]
Disclosure of defined benefit plans [line items]
Fund assets, investment percentage	40.00%
Unquoted government securities [member] | Aviva Life Insurance Company Private Limited [member]
Disclosure of defined benefit plans [line items]
Fund assets, investment percentage	62.00%
Money market instruments [member] | Life Insurance Corporation of India [member]
Disclosure of defined benefit plans [line items]
Fund assets, investment percentage	60.00%
Money market instruments [member] | Aviva Life Insurance Company Private Limited [member]
Disclosure of defined benefit plans [line items]
Fund assets, investment percentage	38.00%
Discount rate [member]
Disclosure of defined benefit plans [line items]
Possible change in discount rates	up to 1%
India [member]
Disclosure of defined benefit plans [line items]
Net amount recognized relating to defined benefit plan	$ 11,733	10,683
Philippines [member]
Disclosure of defined benefit plans [line items]
Net amount recognized relating to defined benefit plan	46	29
Sri Lanka [member]
Disclosure of defined benefit plans [line items]
Net amount recognized relating to defined benefit plan	$ 599	$ 581